Schedule of Income before Income Tax, Domestic and Foreign (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FRANCE [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (543)	€ 2,029	€ (2,018)
UNITED STATES [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(380)	(1,811)	(2,060)
UNKNOWN COUNTRY [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ 16	€ (614)	€ (808)